SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Mar. 31, 2012 Common Stock [Member]
Class of Stock [Line Items]
Shares of stock issued							7,659,000
Proceeds from initial public offering							$ 84,200
Proceeds from offering after deducting underwriting discounts and commissions and offering expenses							75,422
Shares issued in exercise of option					614,709		999,000
Dividends paid	20,149		27,182	6,948
Compensation paid by a former shareholder	810	[1]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					895,552	1,545,200
Ordinary shares reserved for issuance					829,800
Unrecognized compensation cost					1,689
Unrecognized compensation cost, weighted-average recognition period					1 year 3 months 29 days
Compensation expenses	$ 2,514		$ 3,660		$ 2,514

[1]	A bonus paid by the Company's former shareholder, "Tene", to certain of its employees. According to the US GAAP in cases when the compensation is provided by a holder with economic interest, it is required to expense this compensation against paid-in capital.